Northern Lights Fund Trust

The Currency Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for The Currency Strategies Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 7, 2012 (SEC Accession No. 0000910472-12-001749).